UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Brown & Partners LLC
Address: 777 Third Avenue
         Suite 21 C
         New York, New York 10017

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
Title:   Principal
Phone:   (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti      New York, New York        April 25, 2012
---------------------------  --------------------------  ---------------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      73

Form 13F Information Table Value Total:   $  214408
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

Grisanti Brown & Partners LLC
Form 13F Information Table
03/31/2012

                                   Title                 Value   Shares/ Sh/ Put/ Invstmt  Other    Voting Authority
       Name of Issuer             of Class      CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
-----------------------------  -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----

AIR LEASE CORP			cl a	00912X302	10740	446195	SH
Sole 446195
AMERICAN EXPRESS CO		com	025816109	5846	101040	SH
Sole	101040
ANNALY CAP MGMT INC		com	035710409	2374	150085	SH
Sole	150085
APPLE INC			com	037833100	13603	22688	SH
Sole	22688
ARCH COAL INC			com	039380100	326	30400	SH
Sole	30400
ARCHER DANIELS MIDLAND CO	com	039483102	28	890	SH
Sole	890
BANK OF AMERICA CORPORATION	com	060505104	353	36930	SH
Sole	36930
BOISE INC			com	09746Y105	974	118680	SH
Sole	118680
BP PLC			sponsored adr	055622104	17720	393776	SH
Sole	393776
BROOKFIELD INFRAST PARTNERS	lp int unit	g16252101	562	17790 SH
Sole	17790
CIGNA CORPORATION		com	125509109	386	7840	SH
Sole	7840
CIT GROUP INC			com new	125581801	9177	222525	SH
Sole	222525
CITIGROUP INC			com new	172967424	516	14120	SH
Sole	14120
CLOUD PEAK ENERGY INC		com	18911Q102	303	19050	SH
Sole	19050
COCA COLA CO			com	191216100	486	6571	SH
Sole	6571
CONOCOPHILLIPS			com	20825c104	441	5800	SH
Sole	5800
DEVON ENERGY CORP NEW		com	25179m103	270	3800	SH
Sole	3800
DIRECTV		     	   com cl a 	25490A101	390	7910	SH
Sole	7910
DUNKIN BRANDS GROUP INC 	com	265504100	208	6920	SH
Sole	6920
E M C CORP MASS			com	268648102	357	11945	SH
Sole	11945
EMERSON ELEC CO			com	291011104	261	5000	SH
Sole	5000
ENBRIDGE INC			com	29250N105	3596	92550	SH
Sole	92550
EXXON MOBIL CORP		com	30231G102	777	8962	SH
Sole	8962
GENERAL ELECTRIC CO		com	369604103	20418	1017321	SH
Sole	1017321
GOLDMAN SACHS GROUP INC		com	38141G104	11708	94137	SH
Sole	94137
GOOGLE INC			cl a	38259p508	6096	9507	SH
Sole	9507
HESS CORP			com	42809h107	82	1397	SH
Sole	1397
HEWLETT PACKARD CO		com	428236103	326	13690	SH
Sole	13690
ISHARES INC		msci brazil	464286400	0	2	SH
Sole	2
INTL PAPER CO			com	460146103	861	24530	SH
Sole	24530
INTERNATIONAL BUSINESS MACHS	com	459200101	526	2520	SH
Sole	2520
ITT CORP NEW		     com new	450911201	280	12200	SH
Sole	12200
JAMES RIVER COAL CO	     com new	470355207	372	72700	SH
Sole	72700
JOHNSON & JOHNSON		com	478160104	677	10271	SH
Sole	10271
JPMORGAN CHASE & CO		com	46625H100	21151	459998	SH
Sole	459998
KIMBERLY CLARK CORP		com	494368103	286	3876	SH
Sole	3876
LABORATORY CORP AMER HLDGS  com new	50540r409	208	2275	SH
Sole	2275
LOWES COS INC 			com	548661107	298	9490	SH
Sole	9490
MACYS INC			com	55616P104	376	9475	SH
Sole	9475
MARATHON OIL CORP		com	565849106	390	12300	SH
Sole	12300
MARATHON PETE CORP		com	56585A102	6115	141025	SH
Sole	141025
MERCK & CO INC NEW		com	58933y105	548	14264	SH
Sole	14264
MICROSOFT CORP			com	594918104	14188	439864	SH
Sole	439864
MONSANTO CO NEW			com	61166w101	30	370	SH
Sole	370
MORGAN STANLEY		     com new	617446448	13805	702880	SH
Sole	702880
NAVISTAR INTL CORP NEW		com	63934E108	526	13000	SH
Sole	13000
PEABODY ENERGY CORP		com	704549104	128	4415	SH
Sole	4415
PFIZER INC			com	717081103	114	5050	SH
Sole	5050
PHILIP MORRIS INTL INC		com	718172109	789	8900	SH
Sole	8900
PIONEER NAT RES CO		com	723787107	333	2985	SH
Sole	2985
PRECISION CASTPARTS CORP	com	740189105	380	2200	SH
Sole	2200
PROCTER & GAMBLE CO		com	742718109	293	4358	SH
Sole	4358
QUALCOMM INC			com	747525103	119	1750	SH
Sole	1750
RESEARCH IN MOTION LTD		com	760975102	246	16740	SH
Sole	16740
SIEMENS A G		sponsored adr	826197501	214	2120	SH
Sole	2120
SPIRIT AEROSYSTEMS HLDGS INC com cl a 848574109	289	11800	SH
Sole	11800
SPRINT NEXTEL CORP        com ser 1	852061100	194	68120	SH
Sole	68120
TE CONNECTIVITY LTD	  reg shs	H84989104	467	12700	SH
Sole	12700
BLACKSTONE GROUP L P	com unit ltd	09253U108	33	2083 SH
Sole	2083
MOSAIC CO NEW			com	61945c103	722	13060	SH
Sole	13060
TRANSOCEAN LTD		     reg shs	H8817H100	432	7900	SH
Sole	7900
TYCO INTERNATIONAL LTD		shs	H89128104	360	6400	SH
Sole	6400
US BANCORP DEL		     com new	902973304	192	6060	SH
Sole	6060
UNITED STATES STL CORP NEW 	com	912909108	267	9100	SH
Sole	9100
VALE S A			adr	91912E105	259	11100	SH
Sole	11100
VALERO ENERGY CORP NEW		com	91913y100	19191	744687	SH
Sole	744687
VISTEON CORP		     com new	92839U206	6219	117341	SH
Sole	117341
WABCO HLDGS INC			com	92927K102	339	5600	SH
Sole	5600
DISNEY WALT CO		   com disney	254687106	11563	264115	SH
Sole	264115
WALTER ENERGY INC		com	93317q105	426	7200	SH
Sole	7200
WEATHERFORD INTERNATIONAL LT  reg shs	H27013103	415	27500	SH
Sole	27500
WILLIAMS COS INC DEL		com	969457100	802	26030	SH
Sole	26030
WPX ENERGY INC			com	98212B103	660	36649	SH
Sole	36649


TOTAL VALUE                                              214408
                                                         ======